Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2025
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Beginning balance	¥79,723	¥76,456
Increase mainly from loans sold with servicing retained	3,340	5,037
Decrease mainly from amortization	(5,056)	(5,509)
Increase (Decrease) from the effects of changes in foreign exchange rates	(4,453)	(334)

Ending balance	¥73,554	¥75,650

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2025 and September 30, 2025 are as follows:

	Millions of yen
	March 31, 2025	September 30, 2025
Beginning balance	¥122,641	¥116,745
Ending balance	¥116,745	¥118,126